Summary of Accounting Policies - Inventories by Major Classification (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Finished goods	$ 349	$ 284
Work in process	268	245
Raw materials	178	137
Materials and supplies	74	64
Inventories	$ 869	$ 730